Lease revenue (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Lease Revenue [Abstract]
Term of operating lease agreements	15 years
2020	$ 4,106,827
2021	3,870,189
2022	3,615,500
2023	3,348,230
2024	3,016,714
Thereafter	10,848,862
Contracted minimum future lease receivables	$ 28,806,322